Loss per share (Tables)	6 Months Ended
Jun. 30, 2025
Loss Per Share
Schedule of loss per share

	Six months ended June 30, 2025 unaudited £’000	Six months ended June 30, 2024 unaudited £’000
Numerator
Loss used in basic EPS and diluted EPS:	(3,806)	(3,308)
Denominator
Weighted average number of ordinary shares used in basic EPS	25,267,266,823	3,280,798,115

Basic and diluted loss per share:	£(0.0002)	£(0.001)